TCW/DW BALANCED FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                      10048
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1997

DEAR SHAREHOLDER:

During the 12-month period ended September 30, 1997, both the U.S. stock market and bond markets continued to reward investors. Stocks, as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), returned
40.44 percent, while bonds, as measured by the Lehman Brothers Aggregate Bond Index (Lehman Index), returned 9.71 percent.

VOLATILITY IN THE STOCK MARKET

The fiscal year began with stronger than expected economic growth. Rapid job creation, high consumer confidence and strong real income growth all pointed to more strength in the months immediately ahead. These factors prompted numerous warnings from the Federal Reserve Board of a potential rise in inflation. On March 25, 1997, the central bank chose to increase the federal-funds rate by 25 basis points (0.25 percent), resulting in the S&P 500 losing most of the gains it had achieved in early 1997.

The stock market rebounded significantly during the second quarter of 1997 as fears of further interest-rate hikes by the Fed abated. A marked slowing in the rate of economic growth and favorable inflation numbers lessened those fears and triggered a rally in the bond market, which carried through into the equity market. Corporate profits continued to surprise investors on the upside, providing more underlying strength to this extended business cycle.

The third quarter was punctuated by a significant correction in August, caused primarily by multinational consumer nondurable companies pre-announcing earnings disappointments. This movement had the effect of placing pressure on many large-cap companies. During this correction, a pronounced divergence between large-cap and small-cap stocks took shape as the Nasdaq Index returned 16.9 percent for the quarter, compared to 7.5 percent for the S&P 500. The stock market rebounded in September as favorable economic data confirmed the view that the U.S. economy could sustain its current level of growth while keeping inflation in check.

TCW/DW BALANCED FUND
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1997, CONTINUED

STRENGTH IN THE BOND MARKETS
Despite the March 25 rate tightening by the Federal Reserve, interest rates declined during the 12-month period under review. The yield on 30-year U.S. Treasury bonds declined 52 basis points, from 6.92 percent on September 30, 1996, to 6.40 percent on September 30,
1997. In a similar fashion, the yield
on 10-year U.S. Treasuries fell 59
basis points, to 6.10 percent.
                                                    [GRAPHIC]
Looking ahead, it appears that the
Federal Reserve may be having second
thoughts about an additional increase
in short-term interest rates following
the increase implemented on March 25,
1997. If enhanced productivity trends
can continue to contain core inflation
while a strong dollar and excess
supplies in Asia keep a lid on
commodity prices, the need for further
Fed tightening may remain reduced.
PERFORMANCE AND PORTFOLIO
On July 28, 1997, TCW/DW Balanced Fund
began offering four classes of shares
-- A, B, C and D -- each with its own
sales charge and distribution fee
structure. A revised prospectus, which
includes complete details regarding the
Fund's conversion to multiple classes
of shares, was mailed to shareholders
in midsummer.
                                                    [GRAPHIC]
The Fund's Class C shares produced a
total return of 18.67 percent for the
12-month period ended September 30,
1997. This return compares to a return
of 24.92 percent for the Lipper
Balanced Funds Index (Lipper Index).
The accompanying chart illustrates the
growth of a $10,000 investment in the
Fund's Class C shares from inception

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    Growth of $10,000-Class C
($ in Thousands)
Average Annual Total Return (Fund)
1 Year                              Life of Fund
18.67%(1)                               9.34%(1)
17.67%(2)                               9.34%(1)
                                            Fund    S&P 500(4)    Lehman(5)   Lipper(6)
October 1993                             $10,000       $10,000      $10,000     $10,000
September 1994                            $9,520       $10,149       $9,642      $9,908
September 1995                           $10,660       $13,164      $10,997     $11,716
September 1996                           $11,950       $15,840      $11,538     $13,102
September 1997                        $14,193(3)       $22,245      $12,657     $16,367

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
Prior to July 28, 1997 the Fund offered only one Class of shares. Because all shares of the Fund held prior to such time (other than shares which were acquired in exchange for shares of TCW/DW Funds offered with a CDSC and shares acquired through reinvestment of dividends and distributions thereon) have been designated Class C, historical performance data has been restated to reflect the 1.0% CDSC imposed on most Class C shares redeemed within one year after purchase.
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-1%, since inception-0%). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on September 30, 1997.
(4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.
(5) The Lehman Brothers Aggregate Bond Index tracks the performance of U.S. Government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities and asset-backed securities. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.
(6) The Lipper Balanced Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Balanced Funds objective. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

TCW/DW BALANCED FUND
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1997, CONTINUED

(October 29, 1993) through September 30, 1997, versus a similar investment in the issues that comprise the S&P 500 Index, Lehman Index and Lipper Index.

PORTFOLIO STRATEGY

On September 30, 1997, the Fund had 65 percent of its assets invested in equities, with the remaining 30 percent invested in high-grade, fixed-income securities. Among the largest industry weightings are aircraft and aerospace, electronics -- semiconductors and components, computer software, auto parts and telecommunications.

Technology companies held in the portfolio include Cisco Systems, Inc., Intel Corp., Microsoft Corp. and Oracle Corp. These companies should continue to benefit from the extremely rapid growth of online and Internet services, the impact of telecommunications deregulation in the United States and continuing privatization abroad. Aerospace and defense companies owned in the Fund include Boeing Co., which continues to integrate its purchase of McDonnell Douglas, as well as Honeywell, Inc. and United Technologies Corp. Orders for commercial aircraft continue to increase, due to the need to replace aging aircraft with more fuel efficient, safer models. Demand for new aircraft is also strong in the emerging economies in Latin America and Asia.

Financial service companies in the Fund include Associates First Capital Corp., Citicorp, Federal National Mortgage Association and Merrill Lynch & Co., Inc. The increasing savings rate in the United States is stimulating demand for insurance and investment products. Technology is lowering the cost of managing and distributing consumer financial products such as credit cards and home mortgage loans. As a result, consumers are benefiting from better services at lower cost, which is contributing to more rapid industry growth.

In addition to its positions in U.S. Treasury and agency securities, the fixed-income portion of the Fund holds the corporate bonds of such industrial issuers as Coca-Cola Enterprises, Inc., Raytheon Co., Caterpillar, Inc. and Wal-Mart Stores, Inc. The Fund's financial fixed-income holdings include Associates Corp. of North America, Bear Stearns Companies, Inc., Ford Motor Credit Corp. and General Electric Capital Corp. The duration of this component, at 4.8 years, was neutral to its index as of September 30, 1997.

LOOKING AHEAD

On November 6, 1997, the Board of Trustees of TCW/DW Balanced Fund voted to recommend to shareholders a reorganization plan whereby the Fund would be merged into Dean Witter Balanced Growth Fund. This plan is subject to the consent of TCW/DW Balanced Fund's shareholders. If

TCW/DW BALANCED FUND
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1997, CONTINUED

approved, the Fund's assets would be combined with the assets of Dean Witter Balanced Growth Fund, and TCW/DW Balanced Fund shareholders would become shareholders of Dean Witter Balanced Growth Fund, receiving shares of that fund equal to the value of their holdings in TCW/DW Balanced Fund. A shareholder letter and supplement to the Fund's July 28, 1997 prospectus was mailed to shareholders in early November.

A proxy statement formally detailing this proposal, including reasons for the Trustees' action, and information concerning Dean Witter Balanced Growth Fund will be distributed to shareholders. We ask that you review the proxy statements carefully upon receipt and vote on the proposals set forth therein.

We look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ C. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

TCW/DW BALANCED FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (64.9%)
           AIR TRANSPORT (4.1%)
   5,100   AMR Corp.*..............................................................................  $   564,506
  19,900   Delta Air Lines, Inc....................................................................    1,874,331
  16,300   UAL Corp.*..............................................................................    1,379,387
                                                                                                     -----------
                                                                                                       3,818,224
                                                                                                     -----------
           AIRCRAFT & AEROSPACE (4.7%)
  38,800   Boeing Co...............................................................................    2,112,175
  28,300   United Technologies Corp................................................................    2,292,300
                                                                                                     -----------
                                                                                                       4,404,475
                                                                                                     -----------
           AUTO PARTS - ORIGINAL EQUIPMENT (3.3%)
  34,900   Lear Corp.*.............................................................................    1,718,825
  20,400   Magna International, Inc. (Class A) (Canada)............................................    1,410,150
                                                                                                     -----------
                                                                                                       3,128,975
                                                                                                     -----------
           AUTOMOTIVE (2.6%)
  53,700   Ford Motor Co...........................................................................    2,429,925
                                                                                                     -----------
           BANKS (2.1%)
  14,900   Citicorp................................................................................    1,995,669
                                                                                                     -----------
           BEVERAGES - SOFT DRINKS (1.6%)
  36,200   PepsiCo, Inc............................................................................    1,468,362
                                                                                                     -----------
           BROADCAST MEDIA (1.7%)
  59,832   Westinghouse Electric Corp..............................................................    1,619,203
                                                                                                     -----------
           BROKERAGE (1.9%)
  24,100   Merrill Lynch & Co., Inc................................................................    1,787,919
                                                                                                     -----------
           COMMERCIAL SERVICES (1.6%)
  33,400   Corrections Corp. of America*...........................................................    1,452,900
                                                                                                     -----------
           COMMUNICATIONS - EQUIPMENT & SOFTWARE (2.8%)
  36,000   Cisco Systems, Inc.*....................................................................    2,630,250
                                                                                                     -----------
           COMPUTER SOFTWARE (3.6%)
  21,100   Microsoft Corp.*........................................................................    2,791,794
  17,000   Oracle Corp.*...........................................................................      619,438
                                                                                                     -----------
                                                                                                       3,411,232
                                                                                                     -----------
           COMPUTERS - SYSTEMS (0.9%)
  24,000   Tandy Corp..............................................................................      807,000
                                                                                                     -----------
           ELECTRICAL EQUIPMENT (1.2%)
  16,000   Honeywell, Inc..........................................................................    1,075,000
                                                                                                     -----------
           ELECTRONICS - SEMICONDUCTORS/COMPONENTS (4.5%)
  46,100   Intel Corp..............................................................................    4,258,488
                                                                                                     -----------
           ENTERTAINMENT (1.3%)
  41,200   Mirage Resorts, Inc.*...................................................................    1,241,150
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           FINANCIAL (1.6%)
  32,200   Fannie Mae..............................................................................  $ 1,513,400
                                                                                                     -----------
           FINANCIAL SERVICES (1.6%)
  24,300   Associates First Capital Corp...........................................................    1,512,675
                                                                                                     -----------
           FOODS (1.1%)
  23,600   Kellogg Co..............................................................................      994,150
                                                                                                     -----------
           HEALTHCARE - DIVERSIFIED (2.1%)
  14,700   Warner-Lambert Co.......................................................................    1,983,581
                                                                                                     -----------
           HEALTHCARE - DRUGS (3.0%)
  15,100   Johnson & Johnson.......................................................................      870,138
  15,900   Lilly (Eli) & Co........................................................................    1,918,931
                                                                                                     -----------
                                                                                                       2,789,069
                                                                                                     -----------
           INDUSTRIALS (2.0%)
  35,200   Caterpillar, Inc........................................................................    1,898,600
                                                                                                     -----------
           INSURANCE BROKERS (1.6%)
  19,400   Marsh & McLennan Companies, Inc.........................................................    1,486,525
                                                                                                     -----------
           OFFICE EQUIPMENT & SUPPLIES (1.1%)
  12,000   Xerox Corp..............................................................................    1,010,250
                                                                                                     -----------
           OIL & GAS EXPLORATION (0.8%)
  26,000   Canadian Natural Resources Ltd. (Canada)*...............................................      767,253
                                                                                                     -----------
           OIL - DOMESTIC (0.7%)
   6,800   Amoco Corp..............................................................................      655,350
                                                                                                     -----------
           PUBLISHING (2.0%)
  33,900   Time Warner, Inc........................................................................    1,836,956
                                                                                                     -----------
           RAILROADS (1.8%)
  17,800   Burlington Northern Santa Fe Corp.......................................................    1,719,925
                                                                                                     -----------
           RETAIL - SPECIALTY (2.5%)
  45,800   Home Depot, Inc.........................................................................    2,387,325
                                                                                                     -----------
           SOAP & HOUSEHOLD PRODUCTS (2.3%)
  30,800   Procter & Gamble Co.....................................................................    2,127,125
                                                                                                     -----------
           TELECOMMUNICATIONS (1.0%)
  11,700   Lucent Technologies, Inc................................................................      952,088
                                                                                                     -----------
           TOBACCO (1.8%)
  40,000   Philip Morris Companies, Inc............................................................    1,662,500
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $41,432,833)...........................................................   60,825,544
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (4.6%)
           AIRCRAFT & AEROSPACE (0.1%)
$    100   Lockheed Martin Corp............................................................   7.25%   05/15/06  $   103,870
                                                                                                                -----------
           AUTOMOTIVE (0.2%)
     200   General Motors Corp.............................................................   8.10    06/15/24      213,230
                                                                                                                -----------
           BANKS (0.2%)
     200   Citicorp........................................................................   7.125   03/15/04      205,306
                                                                                                                -----------
           BEVERAGES - SOFT DRINKS (0.1%)
     100   Coca-Cola Enterprises, Inc......................................................   7.88    02/01/02      105,951
                                                                                                                -----------
           CABLE & TELECOMMUNICATIONS (0.3%)
     200   News America Holdings, Inc......................................................   8.50    02/15/05      216,324
                                                                                                                -----------
           FINANCIAL (1.1%)
     200   Abbey National PLC (United Kingdom).............................................   6.69    10/17/05      200,378
     150   Associates Corp. of North America...............................................   6.25    03/15/99      150,685
     100   Associates Corp. of North America...............................................   5.25    03/30/00       97,878
     200   Bear Stearns Companies, Inc.....................................................   5.75    02/15/01      196,472
     200   Comdisco, Inc...................................................................   6.50    04/30/99      201,398
     150   General Electric Capital Corp...................................................   8.85    04/01/05      170,292
                                                                                                                -----------
                                                                                                                  1,017,103
                                                                                                                -----------
           FINANCIAL SERVICES (0.2%)
     150   Ford Motor Credit Corp..........................................................   8.20    02/15/02      160,176
                                                                                                                -----------
           INDUSTRIALS (0.7%)
     200   Caterpillar, Inc................................................................   9.375   03/15/21      252,122
     100   Praxair, Inc....................................................................   6.75    03/01/03      101,070
     250   Raytheon Co.....................................................................   6.45    08/15/02      249,573
                                                                                                                -----------
                                                                                                                    602,765
                                                                                                                -----------
           OIL & GAS PRODUCTS (0.2%)
     200   BP America, Inc.................................................................   9.375   11/01/00      217,898
                                                                                                                -----------
           RETAIL (0.5%)
     200   Federated Department Stores, Inc................................................   8.125   10/15/02      212,628
     200   Wal-Mart Stores, Inc............................................................   7.50    05/15/04      211,566
                                                                                                                -----------
                                                                                                                    424,194
                                                                                                                -----------
           TELEPHONES (0.2%)
     200   MCI Communications Corp.........................................................   6.95    08/15/06      204,742
                                                                                                                -----------
           TRANSPORTATION (0.2%)
     100   Norfolk Southern Corp...........................................................   7.35    05/15/07      104,105
     100   Union Pacific Corp..............................................................   7.875   02/15/02      105,485
                                                                                                                -----------
                                                                                                                    209,590
                                                                                                                -----------
           UTILITIES (0.6%)
     200   Florida Power & Light Co........................................................   7.05    12/01/26      195,136
     200   Texas Utilities Electric Co.....................................................   7.875   04/01/24      206,222

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
$    200   Union Electric Co...............................................................   6.75%   05/01/08  $   201,624
                                                                                                                -----------
                                                                                                                    602,982
                                                                                                                -----------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $4,224,945).......................................................................    4,284,131
                                                                                                                -----------

           U.S. GOVERNMENT AGENCIES & OBLIGATIONS (15.8%)
     575   Federal National Mortgage Assoc. ...............................................   7.40    07/01/04      609,592
     880   Federal National Mortgage Assoc. ...............................................   6.40    09/27/05      883,890
   1,730   U.S. Treasury Bond..............................................................  12.00    08/15/13    2,493,120
   1,595   U.S. Treasury Bond..............................................................   7.50    11/15/24    1,801,935
     290   U.S. Treasury Bond..............................................................   6.50    11/15/26      291,917
     350   U.S. Treasury Note..............................................................   5.50    11/15/98      349,202
     155   U.S. Treasury Note..............................................................   5.875   01/31/99      155,268
   4,380   U.S. Treasury Note..............................................................   6.375   04/30/99    4,420,296
     965   U.S. Treasury Note..............................................................   6.00    08/15/99      967,992
     850   U.S. Treasury Note..............................................................   6.25    02/15/03      858,271
     820   U.S. Treasury Note..............................................................   7.875   11/15/04      901,475
   1,120   U.S. Treasury Note..............................................................   5.875   11/15/05    1,099,179
                                                                                                                -----------

           TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
           (IDENTIFIED COST $14,611,600)......................................................................   14,832,137
                                                                                                                -----------

           CANADIAN GOVERNMENT AGENCIES (0.5%)
     200   Hydro-Quebec....................................................................   9.40    02/01/21      247,734
     150   Province of Manitoba............................................................   6.875   09/15/02      153,527
     100   Province of Ontario.............................................................   6.00    02/21/06       96,819
                                                                                                                -----------

           TOTAL CANADIAN GOVERNMENT AGENCIES
           (IDENTIFIED COST $485,647).........................................................................      498,080
                                                                                                                -----------

           ASSET-BACKED SECURITY (0.8%)
     782   Federal Housing Administration Burbank Gardens Retirement Center**
             (IDENTIFIED COST $759,597)....................................................   7.50    02/01/32      784,048
                                                                                                                -----------

           MORTGAGE-BACKED SECURITIES (6.2%)
   1,424   Federal Home Loan Mortgage Corp.................................................   7.50    06/01/11    1,457,342
     642   Federal Home Loan Mortgage Corp.................................................   7.50    08/01/11      656,829
     995   Federal Home Loan Mortgage Corp.................................................   7.00    03/01/17      997,446
   1,802   Federal Home Loan Mortgage Corp.................................................   7.00    08/01/25    1,797,198
     458   Federal Home Loan Mortgage Corp.................................................   8.00    06/01/26      472,725

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
$    378   Federal National Mortgage Assoc. (ARM)+.........................................   6.109%  05/01/27  $   391,444
                                                                                                                -----------

           TOTAL MORTGAGE-BACKED SECURITIES
           (IDENTIFIED COST $5,651,018).......................................................................    5,772,984
                                                                                                                -----------

           COLLATERALIZED MORTGAGE OBLIGATIONS (2.4%)
     600   Bear Stearns Mortgage Securities, Inc.
             1997-2 A2.....................................................................   6.50    04/28/24      582,885
   1,000   Federal National Mortgage Assoc.
             1996-53 M.....................................................................   6.50    12/18/11      946,666
     697   Residential Funding Mortgage Securities, Inc. 1993-S23 A8.......................   6.50    06/25/08      693,550
                                                                                                                -----------

           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (IDENTIFIED COST $2,169,430).......................................................................    2,223,101
                                                                                                                -----------

           SHORT-TERM INVESTMENT (0.6%)
           REPURCHASE AGREEMENT
     591   The Bank of New York (dated 09/30/97; proceeds $590,667) (a)
             (IDENTIFIED COST $590,581)....................................................   5.25    10/01/97      590,581
                                                                                                                -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $69,925,651) (B)..........................................................   95.8 %   89,810,606

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................    4.2      3,935,534
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 93,746,140
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

 *   Non-income producing security.
**   Resale is restricted.
 +   ARM -- Adjustable Rate Mortgage
(a) Collateralized by $455,065 U.S. Treasury Bond 9.00% due 11/15/18 valued at $602,392.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $19,926,461 and the aggregate gross unrealized depreciation is $41,506, resulting in net unrealized appreciation of $19,884,955.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997

ASSETS:
Investments in securities, at value
  (identified cost $69,925,651)................................................................  $89,810,606
Cash...........................................................................................       36,023
Receivable for:
    Investments sold...........................................................................    3,689,310
    Interest...................................................................................      416,358
    Dividends..................................................................................       41,417
    Shares of beneficial interest sold.........................................................       40,424
Deferred organizational expenses...............................................................       38,484
Prepaid expenses and other assets..............................................................       99,358
                                                                                                 -----------
     TOTAL ASSETS..............................................................................   94,171,980
                                                                                                 -----------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased..................................................      227,470
    Plan of distribution fee...................................................................       82,622
    Management fee.............................................................................       37,196
    Investment advisory fee....................................................................       24,798
    Dividends and distributions to shareholders................................................        2,534
Accrued expenses and other payables............................................................       51,220
                                                                                                 -----------
     TOTAL LIABILITIES.........................................................................      425,840
                                                                                                 -----------
     NET ASSETS................................................................................  $93,746,140
                                                                                                 -----------
                                                                                                 -----------
COMPOSITION OF NET ASSETS:
Paid-in-capital................................................................................  $66,491,685
Net unrealized appreciation....................................................................   19,884,955
Accumulated undistributed net investment income................................................       65,565
Accumulated undistributed net realized gain....................................................    7,303,935
                                                                                                 -----------
     NET ASSETS................................................................................  $93,746,140
                                                                                                 -----------
                                                                                                 -----------
CLASS A SHARES:
Net Assets.....................................................................................      $45,619
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................        3,335
     NET ASSET VALUE PER SHARE.................................................................
                                                                                                      $13.68
                                                                                                 -----------
                                                                                                 -----------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........................................
                                                                                                      $14.44
                                                                                                 -----------
                                                                                                 -----------
CLASS B SHARES:
Net Assets.....................................................................................   $5,478,596
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................      400,498
     NET ASSET VALUE PER SHARE.................................................................
                                                                                                      $13.68
                                                                                                 -----------
                                                                                                 -----------
CLASS C SHARES:
Net Assets.....................................................................................  $88,211,844
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................    6,448,320
     NET ASSET VALUE PER SHARE.................................................................
                                                                                                      $13.68
                                                                                                 -----------
                                                                                                 -----------
CLASS D SHARES:
Net Assets.....................................................................................      $10,081
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................          737
     NET ASSET VALUE PER SHARE.................................................................
                                                                                                      $13.68
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1997*

NET INVESTMENT INCOME:

INCOME
Interest.......................................................................................  $ 2,074,386
Dividends (net of $2,786 foreign withholding tax)..............................................      650,808
                                                                                                 -----------

     TOTAL INCOME..............................................................................    2,725,194
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class B shares)......................................................        9,461
Plan of distribution fee (Class C shares)......................................................      908,897
Management fee.................................................................................      417,405
Investment advisory fee........................................................................      278,270
Transfer agent fees and expenses...............................................................       92,831
Professional fees..............................................................................       53,942
Shareholder reports and notices................................................................       48,833
Organizational expenses........................................................................       35,648
Trustees' fees and expenses....................................................................       32,966
Registration fees..............................................................................       19,989
Custodian fees.................................................................................       17,593
Other..........................................................................................        8,614
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    1,924,449
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................      800,745
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain..............................................................................    7,860,641
Net change in unrealized appreciation..........................................................    7,052,433
                                                                                                 -----------

     NET GAIN..................................................................................   14,913,074
                                                                                                 -----------

NET INCREASE...................................................................................  $15,713,819
                                                                                                 -----------
                                                                                                 -----------

---------------------
 *   Class A, Class B and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR         FOR THE YEAR
                                                                            ENDED               ENDED
                                                                     SEPTEMBER 30, 1997*  SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..............................................  $          800,745   $       1,102,597
Net realized gain..................................................           7,860,641           7,206,334
Net change in unrealized appreciation..............................           7,052,433           2,886,118
                                                                     -------------------  ------------------

     NET INCREASE..................................................          15,713,819          11,195,049
                                                                     -------------------  ------------------

DIVIDENDS TO SHAREHOLDERS:
From net investment income
    Class A shares.................................................                (151 )        --
    Class B shares.................................................             (10,275 )        --
    Class C shares.................................................            (721,547 )           (36,468 )
    Class D shares.................................................                 (36 )        --
In excess of net investment income
    Class C shares.................................................          --                    (838,389 )
                                                                     -------------------  ------------------

     TOTAL DIVIDENDS...............................................            (732,009 )          (874,857 )
                                                                     -------------------  ------------------
Net decrease from transactions in shares of beneficial interest....         (13,726,947 )       (24,545,353 )
                                                                     -------------------  ------------------

     NET INCREASE (DECREASE).......................................           1,254,863         (14,225,161 )

NET ASSETS:
Beginning of period................................................          92,491,277         106,716,438
                                                                     -------------------  ------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $65,565 AND
    DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $3,171,
    RESPECTIVELY)..................................................  $       93,746,140   $      92,491,277
                                                                     -------------------  ------------------
                                                                     -------------------  ------------------

---------------------
 *   Class A, Class B, and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Balanced Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high total return through a combination of income and capital appreciation. The Fund seeks to achieve its objective by investing in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund was organized as a Massachusetts business trust on March 2, 1993 and commenced operations on October 29, 1993. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were acquired in exchange for shares of Funds for which Dean Witter Services Company Inc. serves as Manager and TCW Funds Management, Inc. serves as Adviser ("TCW/DW Funds") offered with a contingent deferred sale charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a TCW/DW Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American, other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are

TCW/DW BALANCED FUND
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax"

TCW/DW BALANCED FUND
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company, Inc. (the "Manager"), paid the organizational expenses of the Fund in the amount of $180,493 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.45% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.30% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific

TCW/DW BALANCED FUND
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A--0.25% of the average daily net assets of Class A; (ii) Class B--1.0% of the average daily net assets of Class B; and (iii) Class C--1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such excess amounts at September 30, 1997.

TCW/DW BALANCED FUND
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended September 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended September 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,110 and $216, respectively, and received $524 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1997 aggregated $72,283,760 and $89,079,914, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $27,928,133 and $29,024,333, respectively.

For the year ended September 30, 1997, the Fund incurred $10,895 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the period May 31, 1997 through September 30, 1997, the Fund incurred brokerage commissions of $1,140 with Morgan Stanley & Co., Inc., an affiliate of the Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund. At September 30, 1997 the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc., of $902,934.

Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At September 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $1,700.

6. FEDERAL INCOME TAX STATUS

During the year ended September 30, 1997, the Fund utilized its net capital loss carryover of approximately $461,000.

At September 30, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

TCW/DW BALANCED FUND
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE YEAR                  FOR THE YEAR
                                                               ENDED                         ENDED
                                                        SEPTEMBER 30, 1997+           SEPTEMBER 30, 1996
                                                    ---------------------------   ---------------------------
                                                       SHARES         AMOUNT         SHARES         AMOUNT
                                                    ------------   ------------   ------------   ------------
CLASS A SHARES*
Sold..............................................         3,330   $     45,072        --             --
Reinvestment of dividends.........................             5             64        --             --
                                                    ------------   ------------   ------------   ------------
Net increase--Class A.............................         3,335         45,136        --             --
                                                    ------------   ------------   ------------   ------------

CLASS B SHARES*
Sold..............................................        17,715        242,841        --             --
Reinvestment of dividends.........................           466          6,427        --             --
Redeemed..........................................       (16,038)      (219,934)       --             --
                                                    ------------   ------------   ------------   ------------
Net increase--Class B.............................         2,143         29,334        --             --
                                                    ------------   ------------   ------------   ------------

CLASS C SHARES
Sold..............................................     1,137,529     13,933,845      1,434,033   $ 15,701,592
Reinvestment of dividends.........................        51,366        643,934         71,704        794,910
Redeemed..........................................    (2,298,398)   (28,389,248)    (3,751,703)   (41,041,855)
                                                    ------------   ------------   ------------   ------------
Net decrease--Class C.............................    (1,109,503)   (13,811,469)    (2,245,966)   (24,545,353)
                                                    ------------   ------------   ------------   ------------

CLASS D SHARES*
Sold..............................................           734         10,016        --             --
Reinvestment of dividends.........................             3             36        --             --
                                                    ------------   ------------   ------------   ------------
Net increase--Class D.............................           737         10,052        --             --
                                                    ------------   ------------   ------------   ------------
Net decrease in Fund..............................    (1,103,288)  $(13,726,947)    (2,245,966)  $(24,545,353)
                                                    ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------

---------------------
 + On July 28, 1997, 398,355 shares representing $5,433,568 were transferred to Class B.
 *    For the period July 28, 1997 (issue date) through September 30, 1997.

8. SUBSEQUENT EVENT

On November 6, 1997, the Board of Trustees of the Fund and of Dean Witter Balanced Growth Fund ("Balanced Growth") approved a reorganization plan whereby the Fund would be merged into Balanced Growth. This plan is subject to the consent of the Fund's shareholders. If approved, the assets of the Fund would be combined with the assets of Balanced Growth and shareholders of the Fund would become shareholders of Balanced Growth, receiving shares of the corresponding class of Balanced Growth equal to the value of their holdings in the Fund.

TCW/DW BALANCED FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                         FOR THE
                                                                          PERIOD
                                                                       OCTOBER 29,
                                                                          1993*
                                    FOR THE YEAR ENDED SEPTEMBER 30,     THROUGH
                                    ---------------------------------   SEPTEMBER
                                     1997**++      1996       1995       30, 1994
-----------------------------------------------------------------------------------

CLASS C SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................ $    11.63  $    10.46  $   9.43   $  10.00
                                    ----------  ----------  ---------    ------

Net investment income..............       0.11        0.15      0.20       0.10

Net realized and unrealized gain
 (loss)............................       2.04        1.12      0.93      (0.58)
                                    ----------  ----------  ---------    ------

Total from investment operations...       2.15        1.27      1.13      (0.48)
                                    ----------  ----------  ---------    ------

Less dividends:
   From net investment income......      (0.10)     --         (0.10)     (0.09)
   In excess of net investment
   income..........................     --           (0.10)    --         --
                                    ----------  ----------  ---------    ------

Total dividends....................      (0.10)      (0.10)    (0.10)     (0.09)
                                    ----------  ----------  ---------    ------

Net asset value, end of period..... $    13.68  $    11.63  $  10.46   $   9.43
                                    ----------  ----------  ---------    ------
                                    ----------  ----------  ---------    ------

TOTAL INVESTMENT RETURN+...........      18.67%      12.20%    11.97%     (4.80)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................       2.08%       2.14%     2.11%      2.06%(2)

Net investment income..............       0.86%       1.12%     1.88%      1.22%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................   $ 88,212    $ 92,491  $ 106,716  $ 149,357

Portfolio turnover rate............         80%        117%      123%       113%(1)

Average commission rate paid.......   $ 0.0584    $ 0.0583     --         --

---------------------
 *   Commencement of operations.
**   Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that time, other than shares which were acquired in exchange for shares of Funds for which Dean Witter Services Company Inc.
     serves as Manager and TCW Fund's Management, Inc. serves as Adviser
     ("TCW/DW Funds") offered with a contingent deferred sales charge ("CDSC")
     and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28,
     1997 which were acquired in exchange for shares of a TCW/DW Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                      FOR THE PERIOD
                                      JULY 28, 1997*
                                         THROUGH
                                      SEPTEMBER 30,
                                          1997++
-----------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period............................      $ 13.64
                                          ------
Net investment income..............         0.03
Net realized and unrealized gain...         0.06
                                          ------
Total from investment operations...         0.09
                                          ------
Less dividends from net investment
 income............................        (0.05)
                                          ------
Net asset value, end of period.....      $ 13.68
                                          ------
                                          ------

TOTAL INVESTMENT RETURN+...........         0.62%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         1.40%(2)
Net investment income..............         1.53%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................          $46
Portfolio turnover rate............           80%
Average commission rate paid.......     $ 0.0584

CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period............................      $ 13.64
                                          ------
Net investment income..............         0.02
Net realized and unrealized gain...         0.05
                                          ------
Total from investment operations...         0.07
                                          ------
Less dividends from net investment
 income............................        (0.03)
                                          ------
Net asset value, end of period.....      $ 13.68
                                          ------
                                          ------

TOTAL INVESTMENT RETURN+...........         0.48%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         2.09%(2)
Net investment income..............         0.75%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................       $5,479
Portfolio turnover rate............           80%
Average commission rate paid.......     $ 0.0584

---------------------
 *   The date shares were first issued. Shareholders who held shares prior to
     July 28, 1997 (the date the fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share and ratio information of their shares.
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                      FOR THE PERIOD
                                      JULY 28, 1997*
                                         THROUGH
                                      SEPTEMBER 30,
                                          1997++
-----------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................      $ 13.64
                                          ------

Net investment income..............         0.04

Net realized and unrealized gain...         0.05
                                          ------

Total from investment operations...         0.09
                                          ------

Less dividends from net investment
 income............................        (0.05)
                                          ------

Net asset value, end of period.....      $ 13.68
                                          ------
                                          ------

TOTAL INVESTMENT RETURN+...........         0.65%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         1.09%(2)

Net investment income..............         1.75%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................          $10

Portfolio turnover rate............           80%

Average commission rate paid.......     $ 0.0584

---------------------
 *   The date shares were first issued.
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW BALANCED FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Balanced Fund (the "Fund") at September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

As described in Note 8 to the financial statements, the Fund's Board of Trustees has approved, subject to the consent of the Fund's shareholders, a reorganization plan whereby the Fund would be merged into Dean Witter Balanced Growth Fund.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
NOVEMBER 6, 1997

                            1997 FEDERAL TAX NOTICE

       During the period ended September 30, 1997, 79.29% of the income paid qualified for the dividends received deduction available to corporations.

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

James A. Tilton
Vice President

James M. Goldberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


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BALANCED FUND

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ANNUAL REPORT
SEPTEMBER 30, 1997